PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Effective Tax Rate	35.00%	(57.00%)	(20.00%)	(64.00%)
Medmen Enterprises Inc. [Member]
Expected Income Tax Benefit at Statutory Tax Rate					$ (32,381,541)	$ (113,915,623)
Section 280E Permanent and Other Non-Deductible Items					30,846,236	89,883,278
State Rate					1,878,787	2,471,663
Tax Gain on Sale Leaseback						8,377,927
Effect of GAAP Impairment						(37,651,440)
Effect of Held for Sale					(11,413,523)	16,580,885
Effect of ASC 842					3,056,613	(15,571,417)
Benefit on Recognized California Net Operating Loss					(9,268,041)	(2,935,116)
Interest and Penalties on Uncertain Tax Positions					(4,629,178)
Valuation Allowance					6,774,807	(45,092,787)
Reported Income Tax Expense (Benefit)					$ 3,399,948	$ (40,828,826)
Effective Tax Rate					2.05%	7.09%